Other Operating Expenses - Summary of Other Operating Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of income and expense [Line Items]
Other operating expenses	¥ 70,237	¥ 64,480	¥ 62,561
Other operating expenses [Member]
Disclosure of analysis of income and expense [Line Items]
Credit loss allowance and write-down of inventories	5,584	3,663	3,846
Commission and other service expenses	21,041	23,010	23,151
Advertising and promotion expenses	2,723	2,563	2,882
Internet access terminal maintenance expenses	2,744	2,937	3,358
Customer retention costs	3,007	3,601	4,085
Auditors' remuneration	77	78	78
Property management fee	2,490	2,188	2,192
Office and administrative expenses	1,332	1,606	1,763
Transportation expense	1,372	1,471	1,565
Miscellaneous taxes and fees	1,353	1,236	1,387
Service technical support expenses	21,243	13,981	8,035
Repairs and maintenance expenses	911	704	770
Loss on disposal of property, plant and equipment	2,365	2,179	4,148
Others	¥ 3,995	¥ 5,263	¥ 5,301